Share based compensation (Details)	12 Months Ended
Dec. 31, 2021 shares
2021 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining shares available for future issuance	389,129